DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, $ in Billions			3 Months Ended		12 Months Ended
	Aug. 28, 2024 CAD ($) entity	Aug. 28, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charge and other						$ 21	$ (4)
Current assets of discontinued operations			$ 197		$ 197	235
Outstanding			46,928		46,928	48,172
Stockholders' equity			36,899		36,899	38,360	39,008
Retained earnings (Accumulated deficit)			(5,925)		(5,925)	(5,241)
Accumulated other comprehensive income (loss) (Note 25)			$ 747		747	233
Reclassification of net investment hedge losses related to the spinoff				$ 542
South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of legal entities (in subsidiaries) | entity	2
Disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre tax separation, before reclassification					0	197	40
Pre tax separation, before reclassification, after tax						167	$ 34
Amount		$ 1.3
Stockholders' equity						3,691
Retained earnings (Accumulated deficit)						(2,950)
Accumulated other comprehensive income (loss) (Note 25)						$ (741)
Reclassification of net investment hedge losses related to the spinoff					542
Disposed of by sale | South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding	$ 7,900
Net proceeds	$ 6,200
Disposed of by sale | South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition services agreement, term			2 years
Recognition of the settlement a net loss from discontinued operations					183
Sale consideration			$ 105		105
Current assets of discontinued operations			$ 17		17
Disposed of by sale | Liquids Pipelines Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charge and other					$ 29